Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.38%)	(0.26%)	1.30%
Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.89%)	(0.41%)	1.22%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	0.96%	(0.21%)	1.09%
Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%	0.84%	1.97%
Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	0.80%	1.96%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.73%	0.55%	1.71%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%	(0.04%)	1.22%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%	(0.21%)	1.09%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%	0.84%	1.97%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	0.80%	1.96%
Class A-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class B-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class C-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class R6-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class Y-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%